Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 63,918	$ 50,602
Accumulated depreciation and amortization		(36,474)	(30,146)
Property and equipment, net	28,812	27,444	20,456
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross		7,965	7,965
Computers and Related Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		13,954	10,521
Purchased Software and Licenses
Property, Plant and Equipment [Line Items]
Property and equipment, gross		17,556	12,605
Software Developed
Property, Plant and Equipment [Line Items]
Property and equipment, gross		16,182	13,363
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,717	2,406
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,730	1,690
Other Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,922	1,941
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross		111	111
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,781